JPMorgan Active Small Cap Value ETF
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.0%
Aerospace & Defense — 1.0%
AerSale Corp. *	5,744	98,912
Automobile Components — 0.4%
Patrick Industries, Inc.	654	45,002
Banks — 15.5%
Camden National Corp.	1,735	62,790
City Holding Co.	980	89,062
Columbia Banking System, Inc.	4,846	103,801
First Busey Corp.	5,208	105,931
First Commonwealth Financial Corp.	6,372	79,204
First Merchants Corp.	2,926	96,412
Heritage Commerce Corp.	8,956	74,603
Independent Bank Corp.	1,472	96,593
Independent Bank Corp.	6,352	112,875
Lakeland Bancorp, Inc.	4,876	76,261
Old National Bancorp	8,146	117,465
Premier Financial Corp.	3,844	79,686
Simmons First National Corp., Class A	4,089	71,516
SouthState Corp.	1,951	139,028
TriCo Bancshares	2,507	104,266
Trustmark Corp.	2,934	72,470
WSFS Financial Corp.	3,183	119,713
		1,601,676
Beverages — 1.2%
Primo Water Corp.	7,903	121,311
Building Products — 3.7%
AZZ, Inc.	2,037	84,006
CSW Industrials, Inc.	693	96,279
Hayward Holdings, Inc. *	8,975	105,187
UFP Industries, Inc.	1,224	97,271
		382,743
Capital Markets — 1.6%
LPL Financial Holdings, Inc.	407	82,377
Virtus Investment Partners, Inc.	440	83,771
		166,148
Chemicals — 6.2%
Chase Corp.	1,223	128,085
Diversey Holdings Ltd. *	12,067	97,622
Hawkins, Inc.	2,037	89,180
HB Fuller Co.	1,630	111,573
Innospec, Inc.	1,062	109,035
Stepan Co.	1,062	109,418
		644,913
Commercial Services & Supplies — 1.2%
Brady Corp., Class A	2,361	126,856

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Communications Equipment — 0.9%
Viavi Solutions, Inc. *	8,169	88,470
Construction & Engineering — 1.5%
Comfort Systems USA, Inc.	1,059	154,572
Diversified Consumer Services — 0.4%
Carriage Services, Inc.	1,470	44,864
Diversified Telecommunication Services — 2.0%
Cogent Communications Holdings, Inc.	733	46,707
Iridium Communications, Inc.	963	59,638
Radius Global Infrastructure, Inc. *	6,519	95,634
		201,979
Electric Utilities — 0.9%
Portland General Electric Co.	1,956	95,629
Electronic Equipment, Instruments & Components — 4.2%
Fabrinet (Thailand) *	541	64,249
Insight Enterprises, Inc. *	850	121,516
Knowles Corp. *	5,215	88,655
Plexus Corp. *	627	61,177
TTM Technologies, Inc. *	7,345	99,084
		434,681
Energy Equipment & Services — 0.9%
ChampionX Corp.	3,267	88,634
Financial Services — 1.9%
PennyMac Financial Services, Inc.	1,224	72,962
Radian Group, Inc.	5,387	119,053
		192,015
Food Products — 1.8%
Flowers Foods, Inc.	2,948	80,805
Hostess Brands, Inc. *	2,934	72,998
J & J Snack Foods Corp.	247	36,610
		190,413
Gas Utilities — 2.5%
Chesapeake Utilities Corp.	653	83,577
ONE Gas, Inc.	1,668	132,156
Southwest Gas Holdings, Inc.	657	41,030
		256,763
Ground Transportation — 1.1%
Marten Transport Ltd.	5,624	117,823
Health Care Equipment & Supplies — 0.8%
Utah Medical Products, Inc.	895	84,819
Health Care Providers & Services — 4.6%
Encompass Health Corp.	2,531	136,927
Ensign Group, Inc. (The)	980	93,629

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
ModivCare, Inc. *	977	82,146
Patterson Cos., Inc.	6,111	163,592
		476,294
Hotel & Resort REITs — 1.3%
RLJ Lodging Trust	4,950	52,470
Sunstone Hotel Investors, Inc.	8,027	79,307
		131,777
Hotels, Restaurants & Leisure — 2.1%
Bloomin' Brands, Inc.	2,205	56,558
Everi Holdings, Inc. *	5,715	98,012
Jack in the Box, Inc.	653	57,197
		211,767
Household Durables — 1.4%
La-Z-Boy, Inc.	1,799	52,315
M/I Homes, Inc. *	814	51,355
MDC Holdings, Inc.	1,140	44,312
		147,982
Industrial REITs — 2.5%
Plymouth Industrial REIT, Inc.	3,259	68,471
Rexford Industrial Realty, Inc.	1,472	87,805
Terreno Realty Corp.	1,636	105,686
		261,962
Insurance — 3.6%
Safety Insurance Group, Inc.	1,928	143,675
Selective Insurance Group, Inc.	2,413	230,031
		373,706
Interactive Media & Services — 1.4%
IAC, Inc. *	1,712	88,339
TripAdvisor, Inc. *	2,976	59,103
		147,442
Machinery — 6.3%
Alamo Group, Inc.	816	150,274
Hillenbrand, Inc.	2,283	108,511
Kadant, Inc.	407	84,868
Lincoln Electric Holdings, Inc.	489	82,690
Mueller Industries, Inc.	1,145	84,135
Watts Water Technologies, Inc., Class A	816	137,349
		647,827
Media — 0.7%
Cable One, Inc.	104	73,008

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Ares Commercial Real Estate Corp.	6,127	55,695
Ladder Capital Corp.	6,545	61,850
		117,545
Multi-Utilities — 1.0%
Unitil Corp.	1,719	98,052
Office REITs — 0.9%
Highwoods Properties, Inc.	2,542	58,949
JBG SMITH Properties	2,404	36,204
		95,153
Oil, Gas & Consumable Fuels — 1.2%
CNX Resources Corp. *	2,046	32,777
Matador Resources Co.	814	38,787
PDC Energy, Inc.	814	52,242
		123,806
Personal Care Products — 2.0%
Edgewell Personal Care Co.	2,689	114,067
Inter Parfums, Inc.	653	92,883
		206,950
Professional Services — 1.3%
ASGN, Inc. *	895	73,990
CSG Systems International, Inc.	1,139	61,164
		135,154
Residential REITs — 1.0%
American Homes 4 Rent, Class A	1,947	61,233
Centerspace	742	40,536
		101,769
Retail REITs — 2.5%
Agree Realty Corp.	2,279	156,362
Kite Realty Group Trust	4,902	102,550
		258,912
Semiconductors & Semiconductor Equipment — 1.0%
Cohu, Inc. *	1,064	40,847
Rambus, Inc. *	1,303	66,792
		107,639
Specialized REITs — 0.8%
Rayonier, Inc.	2,617	87,041
Specialty Retail — 2.0%
Group 1 Automotive, Inc.	489	110,719
Urban Outfitters, Inc. *	3,591	99,543
		210,262
Textiles, Apparel & Luxury Goods — 3.2%
Kontoor Brands, Inc.	2,528	122,330
Movado Group, Inc.	1,556	44,766

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Oxford Industries, Inc.	571	60,292
Steven Madden Ltd.	2,965	106,740
		334,128
Trading Companies & Distributors — 3.5%
Applied Industrial Technologies, Inc.	980	139,287
Beacon Roofing Supply, Inc. *	1,797	105,753
McGrath RentCorp	1,305	121,770
		366,810
Water Utilities — 0.9%
American States Water Co.	1,022	90,846
Total Common Stocks (Cost $10,313,027)		9,944,055
Short-Term Investments — 3.9%
Investment Companies — 3.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b) (Cost $406,645)	406,645	406,645
Total Investments — 99.9% (Cost $10,719,672)		10,350,700
Other Assets Less Liabilities — 0.1%		8,277
NET ASSETS — 100.0%		10,358,977

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,350,700	$—	$—	$10,350,700

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at March 7, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c)	$—	$624,028	$217,383	$—	$—	$406,645	406,645	$1,322	$—

(a)	Commencement of operations was March 7, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.